Share-based payments, Share option plan (Details)	12 Months Ended
	Dec. 31, 2020 GBP (£) shares £ / shares	Dec. 31, 2019 GBP (£) shares £ / shares	Dec. 31, 2018 GBP (£) shares £ / shares
Share-based payments awards [Abstract]
Share-based compensation arrangement by award vesting period	4 years
Share-based compensation arrangement by award vesting percentage	0.25
Share-based payments (Note 25) | £	£ 8,162,000	£ 3,056,000	£ 666,000
Weighted average exercise prices [Abstract]
Weighted average fair value of options granted | £	£ 33,400	£ 11,950	£ 0
Weighted average share price at grant date (in pounds per share)	£ 64.00	£ 64.00	£ 144.14
Employees [Member]
Share-based payments awards [Abstract]
Vesting period	7 years
Share option plan [Member]
Share-based payments awards [Abstract]
Share-based compensation arrangement by award vesting period	4 years
Share-based compensation arrangement by award vesting percentage	0.25
Vesting period	3 years
Share-based compensation arrangement by award lapse period	10 years
Share-based payments (Note 25) | £	£ 8,162,000	£ 3,056,000	£ 666,000
Incremental fair value of awards granted , price per share (in pounds per share)	£ 14.06
Number of options [Abstract]
Outstanding at beginning period (in shares) | shares	715,823	148,723	227,608
Awards granted (in shares)	224,536	582,252	0
Awards exercised (in shares) | shares	(2,776)	(8,574)	(10,950)
Awards forfeited (in shares) | shares	(27,311)	(6,578)	(67,935)
Outstanding at ending period (in shares) | shares	910,272	715,823	148,723
Exercisable at ending period (in shares) | shares	194,106
Weighted average exercise prices [Abstract]
Outstanding at beginning period (in pounds per share)	£ 132.89	£ 57.50	£ 54.01
Awards granted (in pounds per share)	64	150	0
Awards exercised (in pounds per share)	21.91	2.71	9.26
Awards forfeited (in pounds per share)	81.67	103.17	53.57
Outstanding at period end (in pounds per share)	62.90	£ 132.89	£ 57.50
Exercisable at ending period (in pounds per share)	£ 91.92
Share option plan [Member] | Employees [Member]
Share-based payments awards [Abstract]
Share-based compensation arrangement by award vesting period	8 years
Share-based compensation arrangement by award vesting percentage	0.125
Growth share plan [Member]
Share-based payments awards [Abstract]
Share-based compensation arrangement by award vesting period	4 years
Share-based compensation arrangement by award vesting percentage	0.25
Vesting period	3 years
Number of options [Abstract]
Outstanding at beginning period (in shares) | £	58,206	118,446	155,246
Awards granted (in shares) | £	34,260	0	0
Awards exercised (in shares) | £	0	0	0
Awards forfeited (in shares) | £	(29,575)	(60,240)	(36,800)
Outstanding at ending period (in shares) | £	62,891	58,206	118,446
Exercisable at ending period (in shares) | £	34,857
Weighted average exercise prices [Abstract]
Outstanding at beginning period (in pounds per share)	£ 170.00	£ 170.00	£ 170.00
Awards granted (in pounds per share)	110.41	0	0
Awards exercised (in pounds per share)	0	0	0
Awards forfeited (in pounds per share)	170.00	170.00	170.00
Outstanding at period end (in pounds per share)	137.54	£ 170.00	£ 170.00
Exercisable at ending period (in pounds per share)	£ 157.83
Growth share plan [Member] | Employees [Member]
Share-based payments awards [Abstract]
Share-based compensation arrangement by award vesting period	8 years
Share-based compensation arrangement by award vesting percentage	0.125
Vesting period	7 years